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VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549-0508

         Re:      Excelsior Absolute Return Fund of Funds, LLC
                  Investment Company Act of 1940 File Number: 811-21396

Ladies and Gentlemen:

                  On behalf of Excelsior Absolute Return Fund of Funds, LLC (the "Fund"), we are transmitting for filing with the Securities and Exchange Commission, the Fund's Issuer Tender Offer Statement on Schedule TO.

                  Please call me at (212) 756-2763 if you have any questions regarding this filing.


                  Thank you for your assistance regarding this matter.


                                                     Very truly yours,


                                                     /s/ John Jerow
                                                     ---------------------------
                                                     John Jerow

cc:  Peter Tsirigotis